Other Balance Sheet Components - Accounts Receivable (Details) - USD ($)	6 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020
Accounts receivable, net:
Accounts receivable due from third parties, gross	$ 503,126,000		$ 579,502,000		$ 343,220,000
Total gross amount	667,089,000		718,993,000		527,166,000
Allowance for credit losses:
Balance at the beginning of the year/period	(35,156,000)	$ (36,594,000)	(35,156,000)	$ (36,594,000)	(36,594,000)
Additional provision charged to expenses, net	(10,444,000)	(25,233,000)	(13,160,000)	(52,900,000)	(53,124,000)
Write-off	9,720,000	22,587,000	13,033,000	32,670,000	54,562,000
Balance at the end of the year/period	(35,880,000)	$ (39,240,000)	(35,283,000)	$ (56,824,000)	(35,156,000)
Accounts receivable, net	631,209,000		683,710,000		492,010,000
Alibaba (Note 10)
Accounts receivable, net:
Accounts receivable due from related parties, gross	122,991,000		98,262,000		135,321,000
Allowance for credit losses:
Balance at the beginning of the year/period	0		0
Balance at the end of the year/period	0		0		0
Other related parties (Note 10)
Accounts receivable, net:
Accounts receivable due from related parties, gross	40,972,000		41,229,000		48,625,000
Allowance for credit losses:
Balance at the beginning of the year/period	(6,095,000)		(6,095,000)
Balance at the end of the year/period	0		(64)		(6,095,000)
Third parties
Allowance for credit losses:
Balance at the beginning of the year/period	(29,061,000)		(29,061,000)
Balance at the end of the year/period	$ (35,880,000)		$ (35,219,000)		$ (29,061,000)